Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments to extend credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	$ 3,488,489	$ 4,046,134
Variable Rate	2,207,100	774,000
Unused lines of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	1,709,053	1,254,057
Variable Rate	48,309,595	58,555,975
Standby letters of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	7,842,859	5,342,944
Variable Rate	$ 0	$ 0
Commitments to make loans | Minimum
Contractual amounts of financial instruments with off-balance-sheet risk
Interest rate of fixed rate loan commitments	3.125%
Maturity period of fixed rate loan commitments	15 years
Commitments to make loans | Maximum
Contractual amounts of financial instruments with off-balance-sheet risk
Period for which loan commitments are made	60 days
Interest rate of fixed rate loan commitments	5.00%
Maturity period of fixed rate loan commitments	30 years